UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 27.9%
Communications Equipment - 7.4%
Aruba Networks, Inc. (a)	581,300	$4,545,766
Blue Coat Systems, Inc. (a)	194,400	4,331,232
Brocade Communications Systems, Inc. (a)	263,000	2,256,540
Ciena Corp. (a)	209,900	2,462,127
F5 Networks, Inc. (a)	113,700	5,103,993
Finisar Corp. (a)	307,163	2,288,360
Netgear, Inc. (a)	143,200	2,610,536
Riverbed Technology, Inc. (a)	128,700	2,637,063

		26,235,617

Electronic Equipment, Instruments & Components - 0.9%
Mellanox Technologies Ltd (a)	185,200	3,231,740

Internet Software & Services - 3.5%
Constant Contact, Inc. (a)	54,200	898,094
DealerTrack Holdings, Inc. (a)	181,300	2,987,824
The Knot, Inc. (a)	266,300	2,841,421
VistaPrint Ltd. (a)	114,500	5,845,225

		12,572,564

IT Services - 2.3%
CyberSource Corp. (a)	341,900	5,600,322
Global Cash Access Holdings, Inc. (a)	391,900	2,480,727

		8,081,049

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Analogic Technologies, Inc. (a)	126,100	397,215
Atheros Communications, Inc. (a)	104,300	2,567,866
Cymer, Inc. (a)	85,900	2,941,216
Entegris, Inc. (a)	189,700	713,272
Fairchild Semiconductor International, Inc.-Class A (a)	539,400	4,034,712
Hittite Microwave Corp. (a)	75,420	2,775,456
ON Semiconductor Corp. (a)	700,459	4,686,071
PMC-Sierra, Inc. (a)	312,200	2,659,944
Skyworks Solutions, Inc. (a)	182,700	1,905,561
Veeco Instruments, Inc. (a)	134,700	3,279,945

		25,961,258

Software - 6.5%
ArcSight, Inc. (a)	117,400	2,902,128
Informatica Corp. (a)	208,440	4,425,181
MICROS Systems, Inc. (a)	136,520	3,675,118

SuccessFactors, Inc. (a)	268,000	4,097,720
Taleo Corp.-Class A (a)	69,100	1,502,234
THQ, Inc. (a)	495,550	2,591,727
TIBCO Software, Inc. (a)	477,900	4,181,625

		23,375,733

		99,457,961

Health Care - 22.2%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	81,100	3,601,651
Allos Therapeutics, Inc. (a)	192,000	1,084,800
AMAG Pharmaceuticals, Inc. (a)	33,200	1,254,296
Genomic Health, Inc. (a)	154,800	2,874,636
Human Genome Sciences, Inc. (a)	189,000	3,532,410
Immunogen, Inc. (a)	213,600	1,428,984
Incyte Corp. Ltd. (a)	204,500	1,204,505
InterMune, Inc. (a)	99,000	1,195,920
Onyx Pharmaceuticals, Inc. (a)	123,900	3,295,740
Pharmasset, Inc. (a)	65,300	1,226,334
Protalix BioTherapeutics, Inc. (a)	148,100	1,403,988
Regeneron Pharmaceuticals, Inc. (a)	69,800	1,095,860
Savient Pharmaceuticals, Inc. (a)	158,300	1,994,580
Seattle Genetics, Inc. (a)	67,600	613,808
United Therapeutics Corp. (a)	70,700	3,007,578

		28,815,090

Health Care Equipment & Supplies - 3.9%
Masimo Corp. (a)	105,900	2,813,763
NuVasive, Inc. (a)	96,800	3,512,872
Resmed, Inc. (a)	83,600	4,113,956
Volcano Corp. (a)	254,500	3,652,075

		14,092,666

Health Care Providers & Services - 3.7%
Emergency Medical Services Corp. (a)	26,800	1,286,936
HMS Holdings Corp. (a)	130,800	5,615,244
IPC The Hospitalist Co., Inc. (a)	92,300	2,796,690
LHC Group, Inc. (a)	124,000	3,460,840

		13,159,710

Health Care Technology - 1.9%
athenahealth, Inc. (a)	86,200	3,241,982
MedAssets, Inc. (a)	157,700	3,459,938

		6,701,920

Life Sciences Tools & Services - 2.3%
Illumina, Inc. (a)	98,600	3,165,060
Qiagen NV (a)	235,900	4,913,797

		8,078,857

Pharmaceuticals - 2.3%
Cumberland Pharmaceuticals, Inc. (a)	214,100	2,547,790
Medicis Pharmaceutical Corp.	144,100	3,050,597
Optimer Pharmaceuticals, Inc. (a)	223,300	2,581,348

		8,179,735

		79,027,978

Consumer Discretionary - 19.8%
Distributors - 1.2%
LKQ Corp. (a)	238,200	4,113,714

Diversified Consumer Services - 2.9%
Corinthian Colleges, Inc. (a)	232,100	3,681,106
K12, Inc. (a)	167,200	2,681,888
Strayer Education, Inc.	20,500	4,160,885

		10,523,879

Hotels, Restaurants & Leisure - 3.7%
Great Wolf Resorts, Inc. (a)	719,600	2,403,464
Orient-Express Hotels Ltd.-Class A (a)	350,480	3,014,128
Panera Bread Co.-Class A (a)	18,300	1,097,634
Texas Roadhouse, Inc.-Class A (a)	418,188	3,960,240
WMS Industries, Inc. (a)	72,500	2,898,550

		13,374,016

Household Durables - 1.5%
Tempur-Pedic International, Inc. (a)	279,600	5,415,852

Internet & Catalog Retail - 1.2%
NetFlix, Inc. (a)	77,200	4,126,340

Media - 2.0%
Lamar Advertising Co.-Class A (a)	91,200	2,216,160
National CineMedia, Inc.	300,100	4,801,600

		7,017,760

Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	111,500	5,031,995

Specialty Retail - 4.9%
American Eagle Outfitters, Inc.	228,650	3,999,089
Dick’s Sporting Goods, Inc. (a)	192,600	4,370,094
hhgregg, Inc. (a)	85,900	1,416,491
J Crew Group, Inc. (a)	102,500	4,179,950
Lumber Liquidators, Inc. (a)	162,200	3,446,750

		17,412,374

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc. (a)	144,300	3,405,480

		70,421,410

Industrials - 15.5%
Aerospace & Defense - 1.0%
Hexcel Corp. (a)	326,700	3,593,700

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	116,000	2,713,240

Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	27,560	1,443,317

Electrical Equipment - 3.5%
Ametek, Inc.	111,500	3,890,235
Baldor Electric Co.	188,400	4,870,140
EnerSys (a)	163,500	3,613,350

		12,373,725

Machinery - 5.8%
Actuant Corp.-Class A	223,700	3,491,957
Bucyrus International, Inc.-Class A	113,000	5,019,460
IDEX Corp.	128,250	3,646,148
Lincoln Electric Holdings, Inc.	61,400	2,912,816
RBC Bearings, Inc. (a)	111,500	2,398,365
Valmont Industries, Inc.	44,400	3,208,788

		20,677,534

Marine - 1.0%
Kirby Corp. (a)	101,400	3,427,320

Professional Services - 1.0%
TrueBlue, Inc. (a)	305,300	3,694,130

Road & Rail - 2.1%
Genesee & Wyoming, Inc.-Class A (a)	70,982	2,059,188
Knight Transportation, Inc.	166,100	2,664,244
Railamerica, Inc. (a)	226,200	2,662,374

		7,385,806

		55,308,772

Financials - 4.8%
Capital Markets - 4.3%
Affiliated Managers Group, Inc. (a)	64,800	4,114,152
Greenhill & Co., Inc.	47,800	4,121,794
KBW, Inc. (a)	121,900	3,413,200
Stifel Financial Corp. (a)	71,100	3,694,356

		15,343,502

Commercial Banks - 0.5%
PrivateBancorp, Inc.	198,300	1,810,479

		17,153,981

Energy - 4.6%
Energy Equipment & Services - 3.0%
Complete Production Services, Inc. (a)	354,700	3,380,291
Core Laboratories NV	7,230	754,089
Dril-Quip, Inc. (a)	18,200	884,338
Oceaneering International, Inc. (a)	50,700	2,590,770
Superior Energy Services, Inc. (a)	143,600	3,103,196

		10,712,684

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	92,900	3,573,863
Concho Resources, Inc./Midland TX (a)	58,000	2,210,380

		5,784,243

		16,496,927

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.7%
tw telecom, Inc.-Class A (a)	207,700	2,617,020

Wireless Telecommunication Services - 1.0%
SBA Communications Corp.-Class A (a)	124,400	3,509,324

		6,126,344

Materials - 1.6%
Chemicals - 1.6%
Calgon Carbon Corp. (a)	178,500	2,827,440
Solutia, Inc. (a)	274,800	3,022,800

		5,850,240

Consumer Staples - 1.0%
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	53,800	3,580,390

Total Common Stocks (cost $307,785,891)		353,424,003

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (b) (cost $6,569,341)	6,569,341	6,569,341

Total Investments - 100.9% (cost $314,355,232) (c)		359,993,344
Other assets less liabilities - (0.9)%		(3,342,195)

Net Assets - 100.0%		$356,651,149

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,523,303 and gross unrealized depreciation of investments was $(17,885,191), resulting in net unrealized appreciation of $45,638,112.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$353,424,003	$—	$—	$353,424,003
Short-Term Investments	6,569,341	—	—	6,569,341

Total Investments in Securities	359,993,344	—	—	359,993,344
Other Financial Instruments*	—	—	—	—

Total	$359,993,344	$—	$—	$359,993,344

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 24, 2009